Notes to the unaudited interim condensed consolidated statement of financial position - Lease liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Lease liabilities	€ 2,325		€ 2,771
Increase (decrease) in lease liabilities	(400)
Decrease in lease liabilities through repayments	1,200
Repayment of lease liabilities	1,167	€ 1,317
Fibroscan machines
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through reassessments and remeasurements, lease liabilities	€ 700
Lease liabilities | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.01%
Lease liabilities | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.66%